BORROWINGS, Interest Rate and Repayment Term (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member]
Debt Instruments [Abstract]
Interest rate (%) per annum	8.00%	9.00%
Repayment date	Oct. 31, 2020	Oct. 31, 2020
Maximum [Member]
Debt Instruments [Abstract]
Interest rate (%) per annum	12.69%	12.29%
Repayment date	Aug. 31, 2021	Aug. 31, 2021